Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Details) bbl in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 MXN ($) $ / $ $ / $	Jun. 30, 2025 MXN ($) bbl $ / $	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 $ / $
Disclosure of detailed information about property, plant and equipment [line items]
Currency exchange rate | $ / $	17.4700
Exploration and Extraction
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $		18.8928		20.2683
Negative effect from decrease in gas prices		$ 73,871,593,000
Negative effect from decrease in production		4,589,893,000
Logistics as a part of Other Operating Subsidiary Companies
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	$ (4,402,726,000)
Logistics as a part of Other Operating Subsidiary Companies | Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	$ (1,102,093,000)
Decrease in revenues percenatge	0.10		0.11
Pre-tax discount rate	12.90%		13.18%
Logistics as a part of Other Operating Subsidiary Companies | Storage terminals
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	$ (3,248,152,000)
Decrease in revenues percenatge	0.10		0.11
Pre-tax discount rate	12.90%		13.18%
Industrial Processes
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	$ (226,042,915,000)
Reversal of Impairment (Impairment), Net	$ (497,902,000)
Industrial Processes | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	10.77%
Average foreign exchange rate | $ / $	17.4700
Energy Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net	$ (18,226,604,000)
Reversal of Impairment (Impairment), Net	$ 3,205,654,000
Average production decrease in percentage	0.04
Energy Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Currency exchange rate			17.9667
Energy Transformation | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	9.81%		10.72%
Average foreign exchange rate | $ / $	17.4700
Exploration and Extraction
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net		$ (186,408,044,000)
Pre-tax discount rate		9.72%		10.86%
Reversal of Impairment (Impairment), Net		$ 37,993,336,000
Increase costs generating negative effect		11,235,927,000
Positive effect from decrease in production		8,060,149,000
Positive effect due to increase decrease in discount rate		43,206,307,000
Negative tax effect due to higher income		$ 7,378,133,000
Useful life	25 years	25 years
Production forecast | bbl		6,591
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Impairment, net		$ (133,942,608,000)
Reversal of Impairment (Impairment), Net		$ 2,200,349,000
Average foreign exchange rate | $ / $		18.8928		20.2683
Pemex Industrial Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		13.21%		14.75%
Average foreign exchange rate | $ / $		18.8928
Pemex Industrial Transformation | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		14.28%
Average foreign exchange rate | $ / $		18.8928